                                                                 CIK: 0000935708

Metropolitan Life Insurance Company
One Financial Center
Boston, MA 02111

                                               September 5, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Separate Account No. 13S
     (formerly Security Equity Life Insurance Company Separate Account Thirteen) File No. 811-08938

Commissioners:

Semi-annual Reports dated June 30, 2014 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Separate Account No. 13S of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-annual Report for the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000814680, File No. 811-05188.

The Semi-annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual Report for the Contrafund Portfolio of Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual Report for the Oppenheimer Main Street Small Cap Fund(R)/VA of Oppenheimer Variable Account Funds is incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.

The Semi-annual Report for the PIMCO All Asset Portfolio of PIMCO Variable Insurance Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-annual Report for Pioneer Mid Cap Value VCT Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-annual Report for the Putnam VT International Value Fund of Putnam Variable Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Semi-annual Reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000824036, File No. 811-05371.

The Semi-annual Report for VT Opportunity Fund of Wells Fargo Variable Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0001081402, File No. 811-09255.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.